ASHPORT MUTUAL FUNDS


                         Supplement dated April 13, 2007
                     to the Prospectus dated March 31, 2007


      As described on page 18 of the Prospectus under "Administrative Services Agreement," the Ashport Mutual Funds have entered into an Administrative Services Agreement with StateTrust Capital, LLC, effective as of October 1, 2006, pursuant to which StateTrust Capital receives an annual fee for providing certain operational and administrative services necessary for the day-to-day operation of the Funds.

      On page 13 of the Prospectus under "Fees and Expenses of the Funds," percentages included in the fee tables are calculated based on actual expenses of the Funds for the fiscal year ended November 30, 2006. For periods after this date, however, expenses will reflect the effect of the Administrative Services Agreement. As shown below, footnotes (c) and (d) to the fee tables have been revised in their entirety to provide expense ratios if that agreement had been in place for the Funds' entire fiscal year.


Ashport Large Cap Fund
----------------------------------------------------------------------------------------------------------------
Annual Fund Operating Expenses (deducted from Fund assets):
These expenses are not charged directly to shareholder accounts. They are
expressed as a ratio, which is a percentage of average daily net assets.           Class A          Class C
----------------------------------------------------------------------------------------------------------------
Management Fee (a)                                                                  1.25%            1.25%
----------------------------------------------------------------------------------------------------------------
Distribution (12b-1) and Service Fees (b)                                           0.25%            1.00%
----------------------------------------------------------------------------------------------------------------
Other Expenses (c)                                                                  0.48%            0.48%
----------------------------------------------------------------------------------------------------------------
Total Annual Operating Expenses (d)                                                 1.98%            2.73%
----------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------
Ashport Small/Mid Cap Fund
----------------------------------------------------------------------------------------------------------------
Annual Fund Operating Expenses (deducted from Fund assets):
These expenses are not charged directly to shareholder accounts. They are
expressed as a ratio, which is a percentage of average daily net assets.           Class A          Class C
----------------------------------------------------------------------------------------------------------------
Management Fee (a)                                                                  1.25%            1.25%
----------------------------------------------------------------------------------------------------------------
Distribution (12b-1) and Service Fees (b)                                           0.25%            1.00%
----------------------------------------------------------------------------------------------------------------
Other Expenses (c)                                                                  0.63%            0.63%
----------------------------------------------------------------------------------------------------------------
Total Annual Operating Expenses (d)                                                 2.13%            2.88%
----------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------
Ashport Global Fixed Income Fund
----------------------------------------------------------------------------------------------------------------
Annual Fund Operating Expenses (deducted from Fund assets):
These expenses are not charged directly to shareholder accounts. They are
expressed as a ratio, which is a percentage of average daily net assets.           Class A          Class C
----------------------------------------------------------------------------------------------------------------
Management Fee (a)                                                                  0.50%            0.50%
----------------------------------------------------------------------------------------------------------------
Distribution (12b-1) and Service Fees (b)                                           0.25%            0.75%
----------------------------------------------------------------------------------------------------------------
Other Expenses (c)                                                                  1.22%            1.22%
----------------------------------------------------------------------------------------------------------------
Total Annual Operating Expenses (d)                                                 1.97%            2.47%
----------------------------------------------------------------------------------------------------------------


      (a) Management fees are paid to State Trust Capital, LLC to provide investment advisory services to each Fund, pursuant to a written agreement for such services between the Trust and StateTrust Capital.

      (b) Each Fund has adopted a Rule 12b-1 Plan for the indicated classes of shares that allows the Fund to pay distribution fees for the sale and distribution of those classes of shares out of the assets applicable to those classes. Because these fees are paid out over time, they will increase the cost of your investment and may cost you more than paying other types of sales charges.

      (c) "Other Expenses" of each Fund are calculated based on actual expenses of the Funds for the fiscal year ended November 30, 2006. For periods after this date, Other Expenses will reflect the effect of the Administrative Services Agreement with StateTrust Capital. If that agreement had been in place for the Funds' entire fiscal year, Other Expenses would be 0.75% for Class A shares and Class C shares of each Fund. Pursuant to the Administrative Services Agreement entered into between StateTrust Capital, LLC and the Funds effective as of October 31, 2006, StateTrust Capital receives an annual fee of 0.75% for providing all operational and administrative services necessary for the day-to-day operation of the Funds, except that StateTrust Capital is not responsible for securities transaction fees and brokerage commissions, taxes, interest and extraordinary expenses of the Trust.

      (d) "Total Annual Operating Expenses" of each Fund are calculated based on actual expenses of the Funds for the fiscal year ended November 30, 2006. For periods after this date, Other Expenses will reflect the effect of the Administrative Services Agreement with StateTrust Capital. If that agreement been in place for the Funds' entire fiscal year, Total Annual Fund Operating Expenses for the Large Cap, Small-Mid Cap and Global Fixed Income Funds would have been 2.25%, 2.25% and 1.50%, respectively, for Class A shares, and 3.00%, 3.00%, and 2.00%, respectively, for Class C shares. Prior to October 1, 2006, StateTrust Capital was contractually obligated to cap each Fund's expenses at certain defined ratios on a share class basis and it was entitled to recover any fee waivers or expense reimbursements made for three years thereafter. As part of the consideration for the Trust entering into the Administrative Agreement described above with StateTrust Capital, StateTrust Capital has waived all rights to collect any amounts owing to it from fee waivers or expense reimbursements.

      You can choose among two classes of shares, Class A and Class C. Each class has different sales charges and expenses, allowing you to choose the class that best meets your needs. Which class is more beneficial to an investor depends on the amount and intended length of the investment. To see the actual expense ratios of each class of each Fund during prior fiscal years, see the Financial Highlights section of this Prospectus.

New Custodian

      On the back cover page, effective on or about June 1, 2007, Huntington Bank, 41 South High Street, Columbus, Ohio 43215, will serve as the custodian for the Ashport Mutual Funds. The custodian acts as the depository of the Funds' investments, safekeeps their portfolio securities, collects all income and other payments with respect thereto, disburses funds at the Funds' request and maintains records in connection with its duties.

                                    * * * * *

      You should read this Supplement in conjunction with the Prospectus dated March 31, 2007, which provides information that you should know about the Ashport Mutual Funds before investing and should be retained for future reference. A Statement of Additional Information dated March 31, 2007, has been filed with the Securities and Exchange Commission and is incorporated herein by reference. These documents are available upon request and without charge by calling the Ashport Mutual Funds at 1-888-729-9244.